Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2024-10-02	12 Months Ended
Dec. 31, 2025
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Oct. 02, 2024
Erroneous Compensation Analysis

Compensation Recoupment Policy

On October 2, 2024, the Company adopted a Compensation Recoupment Policy that applies to all incentive-based compensation received by current and former executive officers. The policy complies with the requirements of Section 811 of the Company Guide of NYSE American LLC and the final clawback rules adopted by the Securities and Exchange Commission pursuant to Section 10-D and Rule 10D-1 of the Exchange Act. Pursuant to the policy, if the Company is required to prepare an accounting restatement of all or any portion of its financial statements due to the Company’s material noncompliance with any financial-reporting requirement under applicable U.S. federal securities laws, including any required accounting restatement to correct an error in previously issued financial statements that is material to the previously issued financial statements, or that would result in a material misstatement if either corrected or left uncorrected in the current period (such restatement, an “Accounting Restatement”), the Compensation Committee of the Board will review any incentive-based compensation received by an executive officer of the Company during the three-year lookback period preceding the date on which the Company is required to make an Accounting Restatement. Any right of recoupment under the Compensation Recoupment Policy is in addition to any other remedy or means of recoupment the Company may have under law or under any applicable provisions in plans, agreements, awards, or other arrangements that contemplate the recoupment of compensation from an executive officer.